Notes Payable and Long-Term Debt, 2018 Credit Facility (Details) - USD ($) $ in Thousands	3 Months Ended			12 Months Ended
	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Mar. 07, 2018
Notes Payable and Long-Term Debt [Abstract]
Loss on extinguishment of debt				$ (2,267)	$ (2,384)
Turning Point [Member] | 2018 Credit Facility [Member]
Notes Payable and Long-Term Debt [Abstract]
Secured credit facility						$ 250,000
Additional borrowing capacity under accordion feature						40,000
Turning Point [Member] | 2018 First Lien Term Loan [Member]
Notes Payable and Long-Term Debt [Abstract]
Face amount						160,000
Turning Point [Member] | 2018 Revolving Credit Facility [Member]
Notes Payable and Long-Term Debt [Abstract]
Maximum borrowing capacity						50,000
Turning Point [Member] | 2018 Second Lien Term Loan [Member]
Notes Payable and Long-Term Debt [Abstract]
Face amount						$ 40,000
Loss on extinguishment of debt	$ (1,100)	$ (200)
Turning Point [Member] | 2017 Credit Facility [Member]
Notes Payable and Long-Term Debt [Abstract]
Loss on extinguishment of debt			$ (2,400)